Warrant Derivative Liabilities (Tables)	12 Months Ended
Mar. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of convertible notes and warrants estimated using Black-Scholes
	Year Ended	Year Ended
	March 31, 2020	March 31, 2019	Inception

Expected term	4.67- 4.83 years	3.00 - 4.42 years	5.00 years
Expected volatility	95%	96%	91% - 107%
Expected dividend yield	-	-	-
Risk-free interest rate	0.70%	2.23%	1.50% - 2.77%

Schedule of warrant derivative liabilities

	March 31, 2020	March 31, 2019	Inception
Fair value of 1,000 March 17, 2017 warrants	$-	$256	$4,609
Fair value of 1,850 May 22, 2017 warrants	-	505	7,772
Fair value of 2,565 March 16, 2018 warrants	-	1,040	3,023
Fair value of 2,969 August 14, 2018 warrants	-	1,303	2,892
Fair value of 3,922 August 22, 2019 warrants	-	-	1,576
Fair value of 1,379 November 11, 2019 warrants	543	-	1,107
Fair value of 5,882 January 27, 2020 warrants	2,232	-	3,701
	$2,775	$3,104

Schedule of warrant derivative liabilities activity

Beginning balance as of March 31, 2019	$3,104
Issuances of warrants – derivative liabilities	6,384
Warrants exchanged for common stock	(6,344)
Change in fair value of warrant derivative liabilities	(369)
Ending balance as of March 31, 2020	$2,775